Angel Oak Mortgage Trust 2022-3 ABS-15G

Exhibit 99.44

Client Name:	Angel Oak
Client Project Name:	AOMT 2022-3
Start - End Dates:	xxxx 20 - xxxx 20
Deal Loan Count:	6

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